CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 31,852	$ 17,383
Trade accounts receivable (net of allowances for uncollectible accounts of $4,065 and $4,130, respectively)	61,396	66,471
Inventories and supplies	20,703	21,660
Deferred income taxes	9,205	9,390
Funds held for customers	49,343	35,720
Other current assets	20,745	20,613
Total current assets	193,244	171,237
Long-Term Investments (including $2,309 and $2,283, respectively, of investments at fair value)	37,947	37,410
Property, Plant, and Equipment (net of accumulated depreciation of $340,086 and $338,419, respectively)	119,657	120,221
Assets Held for Sale	3,937	4,527
Intangibles (net of accumulated amortization of $428,440 and $413,412, respectively)	145,522	155,112
Goodwill	725,993	725,937
Other Non-Current Assets	90,318	94,247
Total assets	1,316,618	1,308,691
Current Liabilities:
Accounts payable	59,487	60,478
Accrued liabilities	147,269	144,034
Short-term debt	0	7,000
Total current liabilities	206,756	211,512
Long-Term Debt	739,204	748,122
Deferred Income Taxes	49,416	46,752
Other Non-Current Liabilities	73,637	76,107
Commitments and Contingencies (Notes 10, 11 and 14)
Shareholders' Equity:
Common shares $1 par value (authorized: 500,000 shares; outstanding: 2011 - 51,395; 2010 - 51,338)	51,395	51,338
Additional paid-in capital	63,031	62,915
Retained earnings	181,632	161,957
Accumulated other comprehensive loss	(48,453)	(50,012)
Total shareholders' equity	247,605	226,198
Total liabilities and shareholders' equity	$ 1,316,618	$ 1,308,691